GOODWILL AND INTANGIBLE ASSETS, NET - Intangible Assets Acquired (Q3) (Details) - USD ($)	9 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Acquired Finite-Lived Intangible Assets [Line Items]
Cost	$ 7,156,592	$ 6,960,842
Accumulated amortization	(3,230,583)	(1,833,054)	$ 0
Net amount	$ 3,926,009	5,127,788	$ 7,700,000
Investor list, net
Acquired Finite-Lived Intangible Assets [Line Items]
Useful Life	5 years
Cost	$ 3,494,740	3,494,740
Web services technology, domains and licenses
Acquired Finite-Lived Intangible Assets [Line Items]
Useful Life	3 years
Cost	$ 3,661,852	$ 3,466,102